Related Parties - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties			$ 97	$ 195
Revenue from related parties			0	0	$ 0
Management [Member] | After Spin Off Event [Member]
Related Party Transaction [Line Items]
Revenue from related parties	$ 24
Parent Company [Member] | After Spin Off Event [Member]
Related Party Transaction [Line Items]
Due from related parties, noncurrent	77
Due to related parties, noncurrent	108
Centralized services costs [Member]
Related Party Transaction [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party			42	56	67
Employee medical insurance expenses [Member]
Related Party Transaction [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party			122	132	137
Information technology finance insurance research supply chain human resources tax and facilities activities expenses [Member]
Related Party Transaction [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party			457	455	503
Transition Services Agreement [Member] | Parent Company [Member] | After Spin Off Event [Member]
Related Party Transaction [Line Items]
Related party costs	$ 108
GE LongTerm Stock Incentive Plan [Member] | Share Based Compensation Expense [Member]
Related Party Transaction [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party			67	76	80
GE LongTerm Stock Incentive Plan [Member] | Share Based Compensation Expense [Member] | Prior to Spin Off Event [Member]
Related Party Transaction [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party		$ 19
Postemployment Retirement Benefits [Member]
Related Party Transaction [Line Items]
Pension cost (Reversal of Cost)			$ 207	$ 237	$ 296
Postemployment Retirement Benefits [Member] | Prior to Spin Off Event [Member]
Related Party Transaction [Line Items]
Pension cost (Reversal of Cost)		$ 59